CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
30. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Balance sheets of the parent company

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	3,654	8,678
Short-term investment	—	195,679
Amounts due from the group companies	422,980	110,729
Prepaid expenses and other current assets	8,853	4,113

Total current assets	435,487	319,199

Non-current assets:
Long-term investments	—	46,562
Investment in subsidiaries and VIEs	879,587	1,114,353

Total non-current assets	879,587	1,160,915

Total assets	1,315,074	1,480,114

LIABILITIES AND EQUITY
Current liabilities
Other payables and accruals	3,067	2,218

Total liabilities	3,067	2,218

Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2020 and 2021; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2020 and 2021; 1,183,305,412 and 1,196,575,392 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2020 and 2021, respectively)	70	70
Additional paid-in capital	7,327,148	7,342,344
Accumulated other comprehensive income/(loss)	(7,212)	(42,645)
Less: Treasury stock (25,525,810 and 12,255,830 shares as of December 31, 2020 and 2021, respectively)	(85,202)	(44,228)
Accumulated deficit	(5,922,797)	(5,777,645)

Total shareholders’ equity	1,312,007	1,477,896

Total liabilities and shareholders’ equity	1,315,074	1,480,114

Statements of comprehensive (loss)/income of the parent company

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Operation expense
Sales and marketing	(731)	(2,927)	(2,052)
General and administrative	(2,414)	(15,089)	(17,632)

Total operating expenses	(3,145)	(18,016)	(19,684)
Share of (loss)/income of subsidiaries and VIEs	(136,253)	(131,435)	167,444
Financial income/(loss), net	5,139	3,303	(15,883)
Foreign exchange loss	—	(198)	(466)
Other non-operating income, net	8,497	—	555

(Loss)/income before income tax expense	(125,762)	(146,346)	131,966

Net (loss)/income	(125,762)	(146,346)	131,966

Net (loss)/income attributable to ordinary shareholders	(125,762)	(146,346)	131,966

Net (loss)/income	(125,762)	(146,346)	131,966
Other comprehensive (loss)/income
Foreign currency translation	(95,587)	110,010	35,433

Total comprehensive (loss)/income	(221,349)	(36,336)	167,399

Statements of cash flows of the parent company

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	6,889	(29,257)	(23,226)

Net cash (used in)/generated from investing activities	(604,858)	6,372	29,919

Net cash generated from/(used in) financing activities	621,006	(16,176)	788

Effect of exchange rate changes on cash, cash equivalents and restricted cash	323	(163)	(2,457)

Net increase/(decrease) in cash, cash equivalents and restricted cash	23,360	(39,224)	5,024

Cash, cash equivalents and restricted cash at beginning of the year	19,518	42,878	3,654
Cash, cash equivalents and restricted cash at end of the year	42,878	3,654	8,678